Summary of Significant Accounting Policies (Details Narrative)							1 Months Ended	12 Months Ended
	Jun. 07, 2016 USD ($) $ / shares shares	Dec. 23, 2015 USD ($) $ / shares shares	Sep. 29, 2015 USD ($) $ / shares shares	Jul. 24, 2015 USD ($) shares	May 18, 2015 $ / shares shares	May 18, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) Products $ / shares shares	Dec. 31, 2015 USD ($) Products $ / shares shares
Warrants exercised to purchase of common stock | shares									1,205
Exercise price per share | $ / shares								$ 0.45	$ 0.57
Proceeds from warrant exercises								$ 1,000	$ 2,451,000
Common stock, shares issued | shares								49,782,797	48,580,355
Impairment losses for long-lived assets
Allowance for doubtful accounts receivable								50,000	15,000
Sales returns and allowances								0	0
Allowance for doubtful accounts receivable, write-offs								0	0
Deferred revenue								348,000	417,000
Licenses revenue								227,000	154,000
Royalty income								114,000	84,000
Accounts receivable								388,000	397,000
Shipping, handling and transportation costs								24,000	12,000
Other nonoperating income expense								$ 4,000	$ 37,000
Sales Revenue Goods Net [Member]
Concentration risk, percentage								55.00%	67.00%
Number of major customers | Products								4	4
Accounts Receivable [Member]
Concentration risk, percentage								59.00%	73.00%
Number of major customers | Products								4	4
Private Placement [Member]
Warrants exercised to purchase of common stock | shares						1,834,299
Exercise price per share | $ / shares					$ 0.85	$ 0.85
Proceeds from warrants						$ 1,230,000
Number of common stock issued and sale of stock, shares | shares					1,834,299
Shares issued, price per share | $ / shares					$ 0.67	$ 0.67
Number of warrants issued during the period | shares						917,149
Lincoln Park Capital Fund LLC [Member]
Share price | $ / shares							$ 0.45
Proceeds from warrants							$ 136,000
Proceeds from warrant exercises				$ 10,000,000
Stock issued during period, shares, other | shares				250,000
Number of common stock issued and sale of stock, shares | shares							300,000
Bellco [Member]
Licenses revenue								$ 2,728,000
License Agreement with Bellco [Member]
Licenses revenue								69,000
Royalty income									$ 70,000
Biocon 1, LLC [Member]
Licenses revenue								24,000
Accounts receivable								24,000
CamelBak Products, LLC [Member]
Royalty income								10,000
Roving Blue, Inc [Member]
Royalty income								10,000
Entities Controlled By Member Of Management [Member] | Lambda Investors, LLC [Member]
Due to related party								30,000
Majority Shareholder [Member]
Share price | $ / shares		$ 0.40
Due to related party								$ 300,000
Common stock, shares issued | shares		2,782,577
Unsecured Promissory Notes [Member] | Entities Controlled By Member Of Management [Member] | Lambda Investors, LLC [Member]
Due to related party	$ 30,000
Unsecured Promissory Notes [Member] | Majority Shareholder [Member]
Due to related party	$ 300,000
Warrant [Member]
Warrants exercised to purchase of common stock | shares	2,400,000	3,442,521
Exercise price per share | $ / shares	$ 0.30	$ 0.20	$ 0.15
Warrant exercisable, term	5 years
Gross proceeds from unsecured promissory notes and warrants	$ 1,187,000
Note accrued interest rate	11.00%
Proceeds from warrants		$ 688,000
Proceeds from warrant exercises		$ 688,000
Common stock, shares issued | shares		3,442,521
Stock issued during period, shares, other | shares								11,742,100
Warrant [Member] | Lambda Investors, LLC [Member]
Proceeds from warrant exercises			$ 1,761,000
Stock issued during period, shares, other | shares			11,742,100
Securities Purchase Agreement [Member] | March 17, 2017 [Member]
Number of options to purchase, shares | shares								4,059,994
Share price | $ / shares								$ 0.30
Proceeds from option to purchase								$ 1,200,000
Warrants exercised to purchase of common stock | shares								4,059,994
Exercise price per share | $ / shares								$ 0.30
Warrant exercisable, term								5 years